Offerings - Offering: 1	Dec. 23, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 116,416,606.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,077.13
Offering Note

(1)
Aggregate number of securities to which transaction applies: As of December 15, 2025, the maximum number of shares of Synchronoss Technologies, Inc.'s common stock, par value $0.0001 per share (the "Synchronoss Common Stock"), to which this transaction applies is estimated to be 12,937,437, which consists of (a)10,635,433 shares of Synchronoss Common Stock (excluding shares of Synchronoss Common Stock underlying outstanding restricted stock awards) entitled to receive the per share merger consideration of $9.00; (b) 4,033 shares of Synchronoss Common Stock underlying outstanding and unexercised stock options to purchase shares of Synchronoss Common Stock, which have an exercise price per share that is less than $9.00 (such options, the "In-the-Money Options"); (c) 871,320 shares of Synchronoss Common Stock underlying outstanding restricted stock awards, which may be entitled to receive the per share merger consideration of $9.00; and (d) 1,426,651 shares of Synchronoss Common Stock underlying outstanding performance-based cash units, which may be entitled to receive the per share merger consideration of $9.00 (assuming target level of performance under the awards are achieved). The underlying value of the transaction, as computed pursuant to Exchange Act Rule 0-11 and estimated solely for purposes of calculating the filing fee, as of December 15, 2025, was calculated based on the sum of (a) the product of 10,635,433 shares of Synchronoss Common Stock (excluding shares of Synchronoss Common Stock underlying outstanding restricted stock awards) and the per share merger consideration of $9.00; (b) the product of 4,033 shares of Synchronoss Common Stock underlying the In-the-Money Options and $3.96 (which is the difference between the per share merger consideration of $9.00 and the weighted average exercise price of the In-the-Money Options); (c) the product of 871,320 shares of Synchronoss Common Stock underlying outstanding shares of restricted stock and the per share merger consideration of $9.00; and (d) the product of 1,426,651 shares of Synchronoss Common Stock underlying outstanding performance-based cash units (assuming target level of performance under the awards are achieved) and the per share merger consideration of $9.00.  In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00013810.